Risk management - Spain Real Estate Business: gross, collateral, allowance (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Nonperforming
Distribution of portfolio
Non-performing rate (as a percent)	3.73%
Accumulated impairment | Nonperforming
Distribution of portfolio
Financial assets	€ (8,873)
SPAIN | Nonperforming
Distribution of portfolio
Non-performing rate (as a percent)	7.32%
SPAIN | Gross carrying amount
Distribution of portfolio
Financial assets	€ 215,764	€ 227,446	€ 161,372
SPAIN | Accumulated impairment
Distribution of portfolio
Financial assets	(1,244)
Construction and property development | SPAIN
Distribution of portfolio
Financial assets	4,812	€ 6,472	€ 5,515	€ 7,388
Excess over collateral value	€ 834
Construction and property development | SPAIN | Nonperforming
Distribution of portfolio
Non-performing rate (as a percent)	27.58%	29.96%
Coverage rate (as a percent)	35.27%
Excess over collateral value	€ 393
Construction and property development | SPAIN | Gross carrying amount
Distribution of portfolio
Financial assets	4,812
Construction and property development | SPAIN | Gross carrying amount | Nonperforming
Distribution of portfolio
Financial assets	1,327
Written-off assets	(3,675)
Construction and property development | SPAIN | Accumulated impairment | Expected credit losses individually assessed [member]
Distribution of portfolio
Financial assets	532
Construction and property development | SPAIN | Accumulated impairment | Nonperforming | Expected credit losses individually assessed [member]
Distribution of portfolio
Financial assets	€ 468